EQUITY (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 13, 2022	Jul. 11, 2022	Feb. 09, 2021	Sep. 08, 2020	Jul. 31, 2022	Apr. 26, 2021	Jan. 29, 2021	Oct. 30, 2020	Aug. 26, 2020	Jul. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	May 07, 2021	Mar. 27, 2021	Mar. 22, 2021	Feb. 15, 2021	Nov. 24, 2020	Nov. 17, 2020
Common stock authorized											5,000,000,000			5,000,000,000	5,000,000,000
Common stock shares par value											$ 0.00001			$ 0.00001	$ 0.00001
Additional common shares issued as financing costs														845,936
Common stock shares par value											$ 0.00001			$ 0.00001	$ 0.00001
Common stock shares outstanding											365,696,144			364,239,001	292,815,960
Share issued for exchange conversion, shares		1,000,000												7,138,000
Conversion of Stock in Principle amount			$ 127,150			$ 30,000								$ 167,550
Conversion of Series A Preferred to Common Stock, shares		1,000												7,138
Conversion of Stock in accured interest			$ 2,709			$ 444								$ 4,985
Stock issued during period shares issued for services	457,143				457,143
Loss on settlement in debt									$ 186,954		$ (3,570,366)	$ (535)	$ (186,954)	535
Stock issued during period value issued for services	$ 48,000								$ 200,454		$ 48,000	541,100		$ 761,954	$ 1,275,703
Share sold during period, shares													12,075,001	39,366,666		833,333		50,000		1,700,000	1,700,000
Share sold during period, values													$ 1,497,000	$ 2,078,500		$ 100,000		$ 13,800		$ 25,500	$ 25,500
Common stock issued for prior period conversions of principal and interest			19,595,442			1,014,798								10,598,544
Common stock shares issued											365,696,144			365,239,001	292,815,960
Conversion of convertible notes payable														$ 250,000
Accrued interest														$ 3,749
Common stock share issued for conversion														4,229,680
Price per share									$ 0.049				$ 0.12	$ 0.12		$ 0.12		$ 0.28		$ 0.015	$ 0.015
Common stock shares issued											365,696,144			365,239,001	292,815,960
Common stock shares outstanding											365,696,144			364,239,001	292,815,960
Aggregate relative fair value														$ 134,927
Stock issued during period shares issued for services									4,090,909					4,685,615
Payment for service performed									$ 13,500
Common shares issued during period value											$ 0	1,668,500	$ 1,548,000	$ 2,078,500	$ 1,648,000
Preferred stock share converted															44,367
Common stock share converted															44,366,919
Number of shares Options outstanding															0
Number of shares Stock options exercisable														9,375,000
Stock options weighted average remaining term														2 years 1 month 6 days
Compensation expense														$ 3,248,181
Fair value of stock option														$ 3,964,207
Stock options issued														21,250,000
Exercise price														$ 0.12
Total unrecognized compensation														$ 702,166
Common shares issued during period value												1,668,500		$ 2,078,500	$ 1,648,000
Spider Investments, LLC
Share returned to treasury																	41,000
March 22 2021 [Member]
Share sold during period, shares																		50,000
Price per share														$ 0.05				$ 0.46
Share sold during period, value																		$ 22,750
Subscription Agreement [Member]
Common shares issued during period shares														250,000
Common shares issued during period value														$ 43,753
Advisory board Member
Price per share							$ 0.51	$ 0.044
Common stock shares issued for services							50,000	300,000
Common stock shares issued for services value							$ 25,500	$ 13,200
Investment Relation [Member] | December 1 2020 [Member]
Stock issued during period shares issued for services														4,685,615
Stock issued during period value issued for services														$ 100,000
Price per share														$ 0.05
Investment Relation One [Member] | December 1 2020 [Member]
Stock issued during period shares issued for services														18,000,000
Stock issued during period value issued for services														$ 900,000
Price per share														$ 0.05
CEO
Preferred stock shares issued															1,000,000
Common Stock To Be Issued [Member]
Stock issued during period shares issued for services				96,835,648										250,000
Stock issued during period value issued for services														$ 45,950
Common Stock To Be Issued [Member] | Tranche One [Member]
Price per share														$ 0.03
Common shares issued during period value														$ 6,000
Common shares issued during period shares										16,011,818				200,000
American Aviation Technologies LLC [Member]
Preferred stock, shares rescinded													1,250,001						990,000
Stock Option [Member]
Number of shares Options outstanding											21,250,000
Number of shares Stock options exercisable											10,343,750
Stock options weighted average remaining term											1 year 10 months 9 days
Compensation expense											$ 306,170	$ 1,060,324
Fair value of stock option														$ 3,964,207
Stock options issued														21,250,000
Exercise price														$ 0.12
Total unrecognized compensation											$ 395,946
Stock Option [Member] | Minimum [Member]
Price per share											$ 0.169			0.169
Stock Option [Member] | Maximum [Member]
Price per share											$ 0.23			$ 0.23
Warrants [Member]
Aggregate relative fair value											$ 2,777,081
Aggregate gross proceeds on exercise of warrant											$ 128,550			$ 128,550
Number of warrants Outstanding											55,512,161			55,512,161
Number of warrants exercised											4,305,000			4,308,600
Wighted average remaining useful life of warrants											4 years
Warrants [Member] | Minimum [Member]
Warrant term											2 years			2 years
Warrant exercise price											$ 0.025			$ 0.1187
Warrants [Member] | Maximum [Member]
Warrant term											5 years			5 years
Warrant exercise price											$ 0.1187			$ 0.025
Series A Preferred Stock [Member]
Preferred stock shares authorized														100,000,000	100,000,000
Preferred stock shares par value														$ 0.00001	$ 0.00001
Preferred stock shares designated														3,500,000	3,500,000
Preferred stock shares issued														780,132	788,270
Preferred stock, shares rescinded														990,000
Preferred stock shares outstanding														781,132	788,270
Series A Preferred Shares [Member]
Preferred stock shares authorized											100,000,000			100,000,000	100,000,000
Preferred stock shares par value											$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock shares designated											3,500,000			3,500,000	3,500,000
Voting description														100 votes to every one share of common stock
Conversion description														1:1,000 basis
Preferred stock shares issued											780,132			781,132	788,270
Preferred stock shares outstanding											780,132			781,132	788,270
Preferred stock, shares rescinded														1,760,000
Series B Preferred Shares [Member]
Preferred stock shares authorized											100,000,000			100,000,000	100,000,000
Preferred stock shares par value											$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock shares designated											1,000,000			1,000,000	1,000,000
Preferred stock shares issued											1,000,000			1,000,000	1,000,000
Preferred stock shares outstanding											1,000,000			1,000,000	1,000,000
Series A Preferred Stock shares [Member]
Share issued for exchange conversion, shares		1,000,000
Conversion of Series A Preferred to Common Stock, shares		1,000
Preferred stock shares authorized											100,000,000
Preferred stock shares par value											$ 0.00001
Preferred stock shares designated											3,500,000
Voting description											100 votes to every one share of common stock
Conversion description											1:1,000 basis
Preferred stock shares issued											780,132			781,132
Preferred stock shares outstanding											780,132			781,132